UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Metropolitan West Capital Management, LLC
           --------------------------------------------
Address:   610 Newport Center Drive, Suite 1000
           Newport Beach, CA  92660
           --------------------------------------------

Form 13F File Number: 28-05723
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Roberta J. Kistner
        -------------------------
Title:  Director of Operations
        -------------------------
Phone:  (949) 718-9701
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Roberta J. Kistner               Newport Beach, CA                5/12/2003
----------------------               -----------------                ---------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           58
                                         -----------
Form 13F Information Table Value Total:   $1,462,934
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                 FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
AIR PRODUCTS & CHEMICALS INC   COM              009158106    43966 1061220 SH               DEFINED  1045690      0  15530
ALCATEL SA ADR                 ADR              013904305      160   23400 SH               SOLE       23400      0      0
APPLE COMPUTER INC             COM              037833100    38299 2708591 SH               DEFINED  2665491      0  43100
ASTRAZENECA PLC - SPONS ADR    ADR              046353108    39318 1145975 SH               DEFINED  1132700      0  13275
BAKER HUGHES INC               COM              057224107     2005   67000 SH               SOLE       67000      0      0
BANCO BILBAO VIZCAYA           ADR              05946K101      122   14700 SH               SOLE       14700      0      0
BANK OF NEW YORK CO INC        COM              064057102     3570  174150 SH               SOLE      174150      0      0
BELLSOUTH CORP                 COM              079860102     4514  208314 SH               SOLE      208314      0      0
BOEING CO.                     COM              097023105    33836 1350210 SH               DEFINED  1329950      0  20260
CHEVRON TEXACO CORP            COM              166764100      252    3896 SH               SOLE        3896      0      0
CHUBB CORP                     COM              171232101    41276  931327 SH               DEFINED   917637      0  13690
CINCINNATI FINANCIAL CORP      COM              172062101    55257 1575630 SH               DEFINED  1551535      0  24095
CITIGROUP INC                  COM              172967101      220    6395 SH               SOLE        6395      0      0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102    36616 1079487 SH               DEFINED  1062557      0  16930
CONOCOPHILLIPS                 COM              20825C104    50333  939051 SH               DEFINED   924337      0  14714
CYTEC INDUSTRIES INC           COM              232820100    48958 1757922 SH               DEFINED  1729022      0  28900
DUKE ENERGY CORP               COM              264399106    29890 2055695 SH               DEFINED  2024745      0  30950
EXELON CORP                    COM              30161N101    10894  216100 SH               DEFINED   214600      0   1500
GILLETTE COMPANY               COM              375766102    57043 1843665 SH               DEFINED  1815715      0  27950
GOLDMAN SACHS GROUP INC        COM              38141G104    47615  699410 SH               DEFINED   688650      0  10760
HONEYWELL INTERNATIONAL INC    COM              438516106    31235 1462321 SH               DEFINED  1439453      0  22868
ING GROEP NV ADR               ADR              456837103    31367 2687828 SH               DEFINED  2646158      0  41670
INTERNATIONAL BUSINESS MACHINE COM              459200101    46419  591856 SH               DEFINED   582341      0   9515
KLM ROYAL DUTCH AIRLINES       COM              482516309       63   10100 SH               SOLE       10100      0      0
KELLOGG CO                     COM              487836108    46709 1523965 SH               DEFINED  1501155      0  22810
KIMBERLY-CLARK                 COM              494368103    39568  870401 SH               DEFINED   857081      0  13320
KOMATSU LTD - SPONSORED ADR    ADR              500458401      164   11175 SH               SOLE       11175      0      0
L-3 COMMUNICATIONS HOLDINGS    COM              502424104    40998 1020615 SH               DEFINED  1004015      0  16600
MATSUSHITA ELEC INDL           ADR              576879209    24624 2886758 SH               DEFINED  2854808      0  31950
MERCK & CO., INC.              COM              589331107     7711  140770 SH               DEFINED   136370      0   4400
METLIFE INC                    COM              59156R108     2546   96500 SH               SOLE       96500      0      0
MITSUBISHI TOKYO FINL GRP INC  ADR              606816106    24873 6686339 SH               DEFINED  6585089      0 101250
MOLEX INC - CLASS A            COM              608554200    39274 2134462 SH               DEFINED  2102302      0  32160
MOTOROLA INC                   COM              620076109    28878 3496134 SH               DEFINED  3442724      0  53410
NCR CORPORATION                COM              62886E108    26265 1432166 SH               DEFINED  1411746      0  20420
NEC CORP. - SPONSORED ADR      ADR              629050204       78   23800 SH               SOLE       23800      0      0
POSCO SPONSORED ADRS FOR ORD   ADR              693483109    15983  811325 SH               DEFINED   797875      0  13450
PENNEY (J.C.) CO               COM              708160106    44240 2252550 SH               DEFINED  2218860      0  33690
PROGRESS ENERGY INC            COM              743263105      626   16000 SH               SOLE       16000      0      0
RAYTHEON CO NEW                COM              755111507    53532 1886928 SH               DEFINED  1857043      0  29885
SBC COMMUNICATIONS INC         COM              78387G103    33578 1673907 SH               DEFINED  1649025      0  24882
THE CHARLES SCHWAB CORP        COM              808513105    23759 3290790 SH               DEFINED  3243660      0  47130
SIERRA PACIFIC RESOURCES       COM              826428104     8832 2777560 SH               DEFINED  2729360      0  48200
ST MICROELECTRONICS NV-NY      COM              861012102    25939 1372490 SH               DEFINED  1359000      0  13490
TDC A/S SPONSORED ADR'S        ADR              87236N102      124   10550 SH               SOLE       10550      0      0
TEXAS INSTRUMENTS INC          COM              882508104    11003  672140 SH               DEFINED   652900      0  19240
3M CO                          COM              88579Y101    59861  460364 SH               DEFINED   453539      0   6825
TOTAL FINA ELF SA SPON ADR     ADR              89151E109      300    4743 SH               SOLE        4743      0      0
TREDEGAR CORP                  COM              894650100      168   14036 SH               SOLE       14036      0      0
TYCO INTL LTD (NEW)            COM              902124106    29931 2327505 SH               DEFINED  2291935      0  35570
VALERO ENERGY CORP             COM              91913Y100    26604  642919 SH               DEFINED   633409      0   9510
VIACOM INC CL A                COM              925524100      263    7200 SH               SOLE        7200      0      0
VODAFONE GROUP PLC             ADR              92857W100      186   10400 SH               SOLE       10400      0      0
WASHINGTON MUTUAL INC          COM              939322103      260    7380 SH               SOLE        7380      0      0
WELLS FARGO & CO (NEW)         COM              949746101    53048 1179117 SH               DEFINED  1161037      0  18080
XEROX CORP                     COM              984121103    37131 4267981 SH               DEFINED  4203881      0  64100
WEATHERFORD INTERNATIONAL LTD  COM              G95089101    47807 1265765 SH               DEFINED  1246085      0  19680
ALCON INC                      COM              H01301102    54843 1336980 SH               DEFINED  1315030      0  21950
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